Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026
C000127228
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	3.41%	2.30%	2.95%
C000115401
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	4.45%	2.09%	2.44%
C000017638
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000017637
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000127230
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	0.94%	2.72%	3.23%
C000120978
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000120977
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000127229
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	4.00%	2.05%	3.66%
C000092485
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000092484
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
Without Sales Load [Member] | C000127228
Average Annual Return [Line Items]
Average Annual Return, Percent	6.31%	2.87%	3.21%
Without Sales Load [Member] | C000115401
Average Annual Return [Line Items]
Average Annual Return, Percent	5.45%	2.09%	2.44%
Without Sales Load [Member] | C000017638
Average Annual Return [Line Items]
Average Annual Return, Percent	6.59%	3.12%	3.48%
Without Sales Load [Member] | C000017637
Average Annual Return [Line Items]
Average Annual Return, Percent	6.25%	2.85%	3.21%
Without Sales Load [Member] | C000127230
Average Annual Return [Line Items]
Average Annual Return, Percent	4.33%	3.40%	3.57%
Without Sales Load [Member] | C000120978
Average Annual Return [Line Items]
Average Annual Return, Percent	4.70%	3.66%	3.84%
Without Sales Load [Member] | C000120977
Average Annual Return [Line Items]
Average Annual Return, Percent	4.32%	3.38%	3.57%
Without Sales Load [Member] | C000127229
Average Annual Return [Line Items]
Average Annual Return, Percent	7.45%	2.73%	4.00%
Without Sales Load [Member] | C000092485
Average Annual Return [Line Items]
Average Annual Return, Percent	7.80%	3.00%	4.26%
Without Sales Load [Member] | C000092484
Average Annual Return [Line Items]
Average Annual Return, Percent	7.53%	2.73%	3.99%
WATER ISLAND INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $42,788
Average Annual Return, Percent	29.78%	14.15%	15.65%
WATER ISLAND INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $42,788
Average Annual Return, Percent	29.78%	14.15%	15.65%
WATER ISLAND INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $42,788
Average Annual Return, Percent	29.78%	14.15%	15.65%
WATER ISLAND INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,836
Average Annual Return, Percent	5.13%	0.17%	1.70%
WATER ISLAND INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $118,364
Average Annual Return, Percent	5.13%	0.17%	1.70%
WATER ISLAND INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,836
Average Annual Return, Percent	5.13%	0.17%	1.70%
WATER ISLAND INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $42,788
Average Annual Return, Percent	29.78%	14.15%	15.65%
WATER ISLAND INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $427,882
Average Annual Return, Percent	29.78%	14.15%	15.65%
WATER ISLAND INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $42,788
Average Annual Return, Percent	29.78%	14.15%	15.65%
WATER ISLAND INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index $12,572
Average Annual Return, Percent	3.88%	3.46%	2.31%
WATER ISLAND INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,836
Average Annual Return, Percent	5.13%	0.17%	1.70%
WATER ISLAND INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index $12,572
Average Annual Return, Percent	3.88%	3.46%	2.31%
WATER ISLAND INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,836
Average Annual Return, Percent	5.13%	0.17%	1.70%
WATER ISLAND INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $427,882
Average Annual Return, Percent	29.78%	14.15%	15.65%
WATER ISLAND INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index $125,716
Average Annual Return, Percent	3.88%	3.46%	2.31%
WATER ISLAND INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $118,364
Average Annual Return, Percent	5.13%	0.17%	1.70%
WATER ISLAND INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index $12,572
Average Annual Return, Percent	3.88%	3.46%	2.31%
WATER ISLAND INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,836
Average Annual Return, Percent	5.13%	0.17%	1.70%
WATER ISLAND INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index $12,572
Average Annual Return, Percent	3.88%	3.46%	2.31%
WATER ISLAND INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index $125,716
Average Annual Return, Percent	3.88%	3.46%	2.31%
WATER ISLAND INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index $12,572
Average Annual Return, Percent	3.88%	3.46%	2.31%
WATER ISLAND INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index $12,572
Average Annual Return, Percent	3.88%	3.46%	2.31%
WATER ISLAND INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,836
Average Annual Return, Percent	5.13%	0.17%	1.70%
WATER ISLAND INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index $125,716
Average Annual Return, Percent	3.88%	3.46%	2.31%
WATER ISLAND INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $118,364
Average Annual Return, Percent	5.13%	0.17%	1.70%
WATER ISLAND INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index $12,572
Average Annual Return, Percent	3.88%	3.46%	2.31%
WATER ISLAND INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,836
Average Annual Return, Percent	5.13%	0.17%	1.70%